OTHER LONG-TERM LIABILITIES - Assumptions (Details) - item	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Retirement Indemnity Plans, France [Member]
Discount rate	1.05%	0.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Discount rate	0.60%	0.60%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14